Balance Sheets - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current assets
Cash	$ 5,326	$ 19,564	$ 131,605
Prepaid and other current assets	711	187,500
Total current assets	6,037	207,064	131,605
Other assets
Prepaid expenses - long term	187,500
Total other assets	187,500
Total assets	193,537	207,064	131,605
Current liabilities
Accounts payable and accrued liabilities	192,423	137,389	23,997
Line of credit - related party	295,000
Related party advances	29,626	29,626	35,869
Loans payable - related party	63,090	63,090
Total current liabilities	580,139	230,105	59,866
Total liabilities	580,139	230,105	59,866
Stockholders' equity (deficit)
Preferred stock; $0.001 par value; 1,000,000 shares authorized; 0 and 0 shares issued and outstanding as of as of March 31, 2021 and December 31, 2020, respectively
Common stock; $0.001 par value; 200,000,000 shares authorized; 90,964,265 and 104,964,265 shares issued and outstanding as of March 31, 2021 and December 31, 2020, respectively	92,839	104,966	104,426
Additional paid-in capital	11,783,842	7,232,305	5,373,328
Stock payable	360,726	223,226	223,226
Stock Receivable	(8,262)
Accumulated deficit	(12,615,747)	(7,583,538)	(5,629,241)
Total stockholders' equity (deficit )	(386,602)	(23,041)	71,739
Total liabilities and stockholders' equity (deficit)	$ 193,537	$ 207,064	$ 131,605